SEGMENTED INFORMATION (Schedule of segmented operational activity) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 28,285,200	$ 28,888,410
Gross profit	11,149,766	13,401,146
Operating income (expenses):
Sales, marketing, and promotion	(75,561)	(83,672)
Operating lease cost	(1,446,208)	(1,403,743)
Depreciation and amortization	(1,408,976)	(1,843,366)
Share-based compensation	(22,128)	(209,441)
Impairment loss	(1,202,227)	(20,726)
Gain on termination of sales-type lease and disposal of licenses	503,544	0
Interest expense and others	(35,210)	(456,691)
Net income (loss) from continuing operations before income tax expense	258,657	4,191,308
Nevada [Member]
Segment Reporting Information [Line Items]
Total revenue	28,285,200	28,888,410
Gross profit	11,149,766	13,401,146
Operating income (expenses):
General and administration	(4,773,840)	(4,397,477)
Sales, marketing, and promotion	(75,561)	(83,672)
Operating lease cost	(633,840)	(591,375)
Depreciation and amortization	(1,316,170)	(1,270,092)
Share-based compensation	0	0
Impairment loss	(1,202,227)	0
Gain on termination of sales-type lease and disposal of licenses	0
Interest expense and others	(29,387)	(31,327)
Net income (loss) from continuing operations before income tax expense	3,118,741	7,027,203
Corporate [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0
Gross profit	0	0
Operating income (expenses):
General and administration	(2,763,393)	(2,798,925)
Sales, marketing, and promotion	0	0
Operating lease cost	0	0
Depreciation and amortization	(92,806)	(94,926)
Share-based compensation	(22,128)	(209,441)
Impairment loss	0	(20,726)
Gain on termination of sales-type lease and disposal of licenses	503,544
Interest expense and others	(485,301)	288,123
Net income (loss) from continuing operations before income tax expense	(2,860,084)	(2,835,895)
Consolidated [Member]
Segment Reporting Information [Line Items]
Total revenue	28,285,200	28,888,410
Gross profit	11,149,766	13,401,146
Operating income (expenses):
General and administration	(7,537,233)	(7,196,402)
Sales, marketing, and promotion	(75,561)	(83,672)
Operating lease cost	(633,840)	(591,375)
Depreciation and amortization	(1,408,976)	(1,365,018)
Share-based compensation	(22,128)	(209,441)
Impairment loss	(1,202,227)	(20,726)
Gain on termination of sales-type lease and disposal of licenses	503,544
Interest expense and others	(514,688)	256,796
Net income (loss) from continuing operations before income tax expense	$ 258,657	$ 4,191,308